Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Transfers:
Other adjustments		$ 0
Allowance for ECL – discounted cash flow methodology	$ 151,682	165,935
Stage 1
Transfers:
Other adjustments		0
Stage 2
Transfers:
Other adjustments		0
Gross carrying amount
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Gross carrying amount, Beginning balance	31,283	68,440
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Write-off	0	0
Gross carrying amount, Ending balance	68,178	31,283
Gross carrying amount | Corporate loans | Stage 1
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Gross carrying amount, Beginning balance	10,910,686	11,174,092
Transfers:
Transfers from stage 1 to stage 2	(683,982)	(535,745)
Transfers from stage 1 to stage 3	(7,535)	(1,674)
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	245,955	238,276
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	(125,245)	356
Write-off	0	0
Other adjustments	(31,650)	35,381
Gross carrying amount, Ending balance	10,308,229	10,910,686
Gross carrying amount | Corporate loans | Stage 2
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Gross carrying amount, Beginning balance	812,464	866,764
Transfers:
Transfers from stage 1 to stage 2	683,982	535,745
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	(208,689)	(162,278)
Transfers from stage 2 to stage 1	(245,955)	(238,276)
Transfers from stage 3 to stage 2	19,127	15,818
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	(264,086)	(195,131)
Write-off	0	0
Other adjustments	(11,705)	(10,178)
Gross carrying amount, Ending balance	785,138	812,464
Gross carrying amount | Corporate loans | Stage 3
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Gross carrying amount, Beginning balance	759,254	722,900
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	7,535	1,674
Transfers from stage 2 to stage 3	208,689	162,278
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	(19,127)	(15,818)
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	(93,807)	2,469
Write-off	(108,438)	(113,299)
Other adjustments	(8,992)	(950)
Gross carrying amount, Ending balance	745,114	759,254
Gross carrying amount | Other commercial | Stage 1
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Gross carrying amount, Beginning balance	4,321,411	4,375,334
Transfers:
Transfers from stage 1 to stage 2	(1,234,836)	(1,108,548)
Transfers from stage 1 to stage 3	(24,471)	(24,780)
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	924,918	802,344
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	1,230	(4,471)
Net changes of financial assets	458,168	326,487
Write-off	0	0
Other adjustments	15,236	(44,955)
Gross carrying amount, Ending balance	4,461,656	4,321,411
Gross carrying amount | Other commercial | Stage 2
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Gross carrying amount, Beginning balance	527,752	486,303
Transfers:
Transfers from stage 1 to stage 2	1,234,836	1,108,548
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	(315,554)	(328,832)
Transfers from stage 2 to stage 1	(924,918)	(802,344)
Transfers from stage 3 to stage 2	120,031	161,388
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	(127,751)	(117,497)
Write-off	0	0
Other adjustments	32,374	20,186
Gross carrying amount, Ending balance	546,770	527,752
Gross carrying amount | Other commercial | Stage 3
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Gross carrying amount, Beginning balance	489,587	446,264
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	24,471	24,780
Transfers from stage 2 to stage 3	315,554	328,832
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	(120,031)	(161,388)
Transfers from stage 3 to stage 1	(1,230)	4,471
Net changes of financial assets	(9,542)	(30,580)
Write-off	(191,495)	(124,000)
Other adjustments	9,614	1,208
Gross carrying amount, Ending balance	516,928	489,587
ECL allowance
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Expected credit losses allowances, beginning balance	1	2
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Write-off	0	0
Expected credit losses allowances, Ending balance	2	1
ECL allowance | Corporate loans | Stage 1
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Expected credit losses allowances, beginning balance	26,264	23,668
Transfers:
Transfers from stage 1 to stage 2	(6,611)	(3,579)
Transfers from stage 1 to stage 3	(14)	(8)
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	(168)	1,261
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	682	6,539
Write-off	0	0
Other adjustments	2,692	(1,617)
Expected credit losses allowances, Ending balance	22,845	26,264
ECL allowance | Corporate loans | Stage 2
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Expected credit losses allowances, beginning balance	37,322	35,714
Transfers:
Transfers from stage 1 to stage 2	47,907	11,418
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	(17,701)	(11,419)
Transfers from stage 2 to stage 1	(6,247)	(6,304)
Transfers from stage 3 to stage 2	4,588	3,132
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	(16,183)	5,347
Write-off	0	0
Other adjustments	(192)	(566)
Expected credit losses allowances, Ending balance	49,494	37,322
ECL allowance | Corporate loans | Stage 3
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Expected credit losses allowances, beginning balance	356,823	343,056
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	2,169	212
Transfers from stage 2 to stage 3	71,419	54,694
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	(5,115)	(5,738)
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	(3,387)	78,060
Write-off	(108,438)	(113,299)
Other adjustments	(4,287)	(162)
Expected credit losses allowances, Ending balance	309,184	356,823
ECL allowance | Other commercial | Stage 1
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Expected credit losses allowances, beginning balance	47,042	37,913
Transfers:
Transfers from stage 1 to stage 2	(29,946)	(27,395)
Transfers from stage 1 to stage 3	(1,312)	(1,102)
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	10,970	8,777
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	25	(341)
Net changes of the exposure and modifications in credit risk	11,150	29,205
Write-off	0	0
Other adjustments	17	(15)
Expected credit losses allowances, Ending balance	37,946	47,042
ECL allowance | Other commercial | Stage 2
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Expected credit losses allowances, beginning balance	34,834	31,921
Transfers:
Transfers from stage 1 to stage 2	104,595	90,547
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	(52,640)	(46,020)
Transfers from stage 2 to stage 1	(58,402)	(48,605)
Transfers from stage 3 to stage 2	10,719	15,908
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	(5,457)	(9,481)
Write-off	0	0
Other adjustments	53	564
Expected credit losses allowances, Ending balance	33,702	34,834
ECL allowance | Other commercial | Stage 3
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Expected credit losses allowances, beginning balance	183,118	187,322
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	5,925	4,967
Transfers from stage 2 to stage 3	124,041	102,745
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	(26,731)	(33,554)
Transfers from stage 3 to stage 1	(267)	1,538
Net changes of the exposure and modifications in credit risk	92,587	43,907
Write-off	(191,495)	(124,000)
Other adjustments	57	193
Expected credit losses allowances, Ending balance	187,235	183,118
Commercial Loans | Gross carrying amount
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Gross carrying amount, Beginning balance	17,821,154	18,071,657
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	(162,263)	(13,896)
Write-off	(299,933)	(237,299)
Other adjustments	4,877	692
Gross carrying amount, Ending balance	17,363,835	17,821,154
Commercial Loans | ECL allowance
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Expected credit losses allowances, beginning balance	685,403	659,594
Transfers:
Transfers from stage 1 to stage 2	115,945	70,991
Transfers from stage 1 to stage 3	6,768	4,069
Transfers from stage 2 to stage 3	125,119	100,000
Transfers from stage 2 to stage 1	(53,847)	(44,871)
Transfers from stage 3 to stage 2	(16,539)	(20,252)
Transfers from stage 3 to stage 1	(242)	1,197
Net changes of the exposure and modifications in credit risk	79,392	153,577
Write-off	(299,933)	(237,299)
Other adjustments	(1,660)	(1,603)
Expected credit losses allowances, Ending balance	$ 640,406	$ 685,403